Vessels and Drilling Rigs (Narrative) (Details) (USD $) In Thousands	6 Months Ended				0 Months Ended		3 Months Ended
	Jun. 30, 2011	Jun. 30, 2010		Jun. 30, 2011 Newbuilding Tankers Saga,Vilamoura and Daytona (Member)	Apr. 04, 2011 Vessel Primera (Member)	Dec. 31, 2010 Vessel Primera (Member)	Sep. 30, 2010 Vessels Conquistador, Brisbane, Samsara and Toro (Member)	Jun. 30, 2011 Vessel La Jolla (Member)
(Gain)/Loss on sale of assets, net (Note 6)	$ 705	$ (10,254)			$ 618
Vessel impairment charge	112,104	0					106,187	5,917
Payments For Advances For Vessels And Rigs Under Construction And Acquisitions	1,384,632	508,346	[1]	192,672
Vessel Sale Price						$ 26,500		$ 20,200

[1]	As restated, see also Note 3